PENSION AND POSTRETIREMENT EMPLOYEE BENEFIT PLANS - Future Benefit Payments for the Pension Benefit Plans (Details) $ in Millions	Dec. 31, 2021 USD ($)
Pension Benefit Plans | United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2022	$ 15
2023	19
2024	17
2025	17
2026	16
2027-2031	73
Pension Benefit Plans | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2022	5
2023	6
2024	7
2025	7
2026	7
2027-2031	42
U.S. Postretirement Benefit Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2022	4
2023	4
2024	3
2025	3
2026	3
2027-2031	$ 11